Tax - Summary of Tax on (Loss)/Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax [line items]
Current period	$ 183	$ 139	$ 43
Benefit of tax reliefs on which no deferred tax previously recognised	0		(2)
Adjustments in respect of prior periods	(7)	4	(7)
Current tax	176	143	34
Origination and reversal of temporary differences	(7)	(21)	(35)
Changes in tax rates and tax laws	0	(25)	(8)
Adjustments to estimated recoverable deferred tax assets	(2)	2	(14)
Reduction in deferred tax expense by previously unrecognised tax assets	0		(1)
Adjustments in respect of prior periods	(3)	(3)	4
Deferred tax	(12)	(47)	(54)
Income tax charge/(credit) for the year	164	96	(20)
Profit before exceptional items and foreign exchange gains	194	125	32
Foreign exchange gains (note 7)	(4)
Tax on exceptional items (note 6)	(26)	(29)	(52)
Exceptional items [member]
Income tax [line items]
Current tax	33	(2)	14
Deferred tax	(7)	5	38
Income tax charge/(credit) for the year	26	3	52
Tax on exceptional items (note 6)	(26)	(3)	(52)
Exceptional tax (note 6)	0	(26)
United Kingdom [member]
Income tax [line items]
Current period	6	1
Benefit of tax reliefs on which no deferred tax previously recognised	0
Adjustments in respect of prior periods	(2)		(2)
Current tax	4	1	(2)
Origination and reversal of temporary differences	(1)	(7)	(12)
Changes in tax rates and tax laws	0	(25)	(7)
Adjustments to estimated recoverable deferred tax assets	(2)	2	(14)
Reduction in deferred tax expense by previously unrecognised tax assets	0
Adjustments in respect of prior periods	2	1	(1)
Deferred tax	(1)	(29)	(34)
Income tax charge/(credit) for the year	3	(28)	(36)
Profit before exceptional items and foreign exchange gains	11	(2)	(24)
United Kingdom [member] | Exceptional items [member]
Income tax [line items]
Tax on exceptional items (note 6)	(8)		(12)
Exceptional tax (note 6)	0	(26)
Foreign tax [member]
Income tax [line items]
Current period	177	138	43
Benefit of tax reliefs on which no deferred tax previously recognised	0		(2)
Adjustments in respect of prior periods	(5)	4	(5)
Current tax	172	142	36
Origination and reversal of temporary differences	(6)	(14)	(23)
Changes in tax rates and tax laws	0		(1)
Adjustments to estimated recoverable deferred tax assets	0
Reduction in deferred tax expense by previously unrecognised tax assets	0		(1)
Adjustments in respect of prior periods	(5)	(4)	5
Deferred tax	(11)	(18)	(20)
Income tax charge/(credit) for the year	161	124	16
Profit before exceptional items and foreign exchange gains	183	127	56
Foreign exchange gains (note 7)	(4)
Foreign tax [member] | Exceptional items [member]
Income tax [line items]
Tax on exceptional items (note 6)	(18)	$ (3)	$ (40)
Exceptional tax (note 6)	$ 0